Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Convertible Note Derivatives

The Convertible Note derivatives were valued as of December 31, 2019, issuance, conversion and December 31, 2020 as set forth in the table below.

Derivative liabilities as of December 31, 2019	$458,745
Initial derivative liabilities at new note issuance	895,204
Initial loss	(36,607)
Conversion	(907,550)
Mark to market changes	107,574

Derivative liabilities as of December 31, 2020	$517,366